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                            MMA PRAXIS MUTUAL FUNDS

                          SUPPLEMENT DATED MAY 3, 1999
                      TO THE PROSPECTUS DATED MAY 3, 1999

With respect to the references to the MMA Praxis Money Market Fund (the "Money Market Fund") on pages 29 and 40, as of the date of this supplement, the Money Market Fund shares are not yet being offered for sale. It is anticipated that the Money Market Fund shares will be offered for sale on or about July 15, 1999.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE